Roundhill Bitcoin Covered Call Strategy ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 78.7%
U.S. Treasury Bills — 78.7%
5.39%, 05/02/2024 (a)	12,396,000	$12,340,061
TOTAL SHORT-TERM INVESTMENTS (Cost $12,340,061)		12,340,061

	Number of Contracts (b)		Notional Value
PURCHASED OPTIONS - 11.6%
Purchased Call Options — 11.6%
ProShares Bitcoin Strategy ETF
Expiration: June 2024, Exercise Price: $32.15 (c)	4,994	1,828,503	$16,055,710
TOTAL PURCHASED OPTIONS (Cost $1,798,603)		1,828,503

TOTAL INVESTMENTS (Cost $14,138,664) — 90.3%		14,168,564
Other assets and liabilities, net — 9.7%		1,520,211
NET ASSETS — 100.0%		$15,688,775

(a)	The rate shown is the effective yield as of March 31, 2024.
(b)	Each contract has a multiplier of 100.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.

Percentages are stated as a percent of net assets.

Roundhill Bitcoin Covered Call Strategy ETF
Schedule of Written Options
March 31, 2024 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - 25.6%
Written Call Options — 20.9%
ProShares Bitcoin Strategy ETF
Expiration: June 2024, Exercise Price: $32.15	4,994	$3,283,006	$16,055,710
Written Put Options — 4.7%
ProShares Bitcoin Strategy ETF
Expiration: April 2024, Exercise Price: $33.75	4,994	731,121	16,854,750
TOTAL WRITTEN OPTIONS (Cost $4,642,185)		$4,014,127

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
U.S. Treasury Bills	$-	$12,340,061	$-	$12,340,061
Purchased Call Options	-	1,828,503	-	-
Total Investments - Assets	$-	$14,168,564	$-	$12,340,061
Other Financial Instruments - Liabilities:
Written Call Options	$-	$3,283,006	$-	$3,283,006
Written Put Options	-	731,121	-	731,121
Total Other Financial Instruments - Liabilities	$-	$4,014,127	$-	$4,014,127